Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 5,511,549	$ 5,278,521	$ 4,662,572
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,489,685	1,608,582	1,500,577
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,405,473	1,443,505	961,794
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,071,945	1,094,662	1,106,560
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,243,550	884,504	818,770
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	119,860	126,686	140,133
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 181,036	$ 120,582	$ 134,738